Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 5,328	$ 4,889
Interest-bearing demand deposits	18,146	70,219
Cash and cash equivalents	23,474	75,108
Available-for-sale securities	26,564	34,853
Held-to-maturity securities	955	2,768
Loans, net of allowance for loan losses of $2,894 and $2,708 at December 31, 2013 and 2012, respectively	306,608	293,774
Premises and equipment	10,723	10,385
Federal Home Loan Bank stock	4,810	4,810
Foreclosed assets held for sale, net	2,202	1,810
Intangible assets	186	305
Accrued interest receivable	1,022	1,076
Deferred federal income taxes	744	887
Bank-owned life insurance	10,511	11,034
Other assets	1,243	1,544
Total assets	389,042	438,354
Deposits
Demand	164,747	183,355
Savings	67,588	67,236
Time	78,306	99,825
Total deposits	310,641	350,416
Short-term borrowings	5,746	10,681
Federal Home Loan Bank advances	26,991	32,439
Subordinated debentures	4,000	4,000
Interest payable and other liabilities	2,793	4,192
Total liabilities	350,171	401,728
Stockholders' Equity
Preferred stock, no par value, authorized 2,000,000 shares; no shares issued	0	0
Common stock, $1 par value; authorized 10,000,000 shares; issued 2013 - 5,375,304 shares, 2012 - 5,375,304 shares	5,375	5,375
Additional paid-in capital	17,750	17,425
Retained earnings	19,600	18,544
Stock held by deferred compensation plan; 2013 - 213,805 shares, 2012 - 195,965 shares	(1,904)	(1,778)
Unearned ESOP compensation	(1,658)	(1,823)
Accumulated other comprehensive loss	(191)	(1,087)
Treasury stock, at cost 2013 - 12,496 shares, 2012 - 2,496 shares	(101)	(30)
Total stockholders’ equity	38,871	36,626
Total liabilities and stockholders’ equity	$ 389,042	$ 438,354